Realized and net change in unrealized gains and (losses) on investments in equity instruments through FVTPL - Schedule of Realized and net change in Unrealized Gains and (Losses) on Investments in Equity Instruments through FVTPL (Details) - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Realized and net change in Unrealized Gains and (Losses) on Investments in Equity Instruments through FVTPL [Abstract]
Unrealized (loss) gain on equity investments	$ (99,070,915)	$ 97,251,065
Realized gain on equity investments	31,217,931
Staking revenue	19,485,581	13,060,639
Management	(2,640,440)	(1,396,016)
Realized and net change in unrealized (loss) gain on equity investments at FVTPL	$ (51,007,843)	$ 108,915,688